Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information
Supplementary cash flow information
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2017	2016	2015
Purchase of the West Polaris, deferred consideration payable to related party (1)(2)	—	—	65.0
Purchase of the West Polaris, seller's credit payable to related party (1) (2)	—	—	44.6
Other distributions (3)	9.2	—	—

(1) The purchase of the West Polaris was financed in part by a seller's credit and deferred consideration: refer to Note 3 "Business acquisitions".
(2) The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2017 and December 31, 2015. Refer to Note 14 "Risk management and financial instruments" and Note 3 "Business acquisitions".
(3) Non cash distribution, refer to Note 13 – "Related party transactions" for further information.